PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$)
R$ in Thousands
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 24,745,764	R$ 21,258,313
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		22,154,805	18,820,566
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[1]	R$ 15,762,227	12,307,964
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	3.54%
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	4.58%
Concession rights [member] | Rumo Malha Norte SA [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[2]	1.59%
Intangible assets other than goodwill	[2]	R$ 6,392,578	6,512,602
Port operation license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.70%
Intangible assets other than goodwill		R$ 44,375	47,610
Licenses and authorizations [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 188,344	179,828
Licenses and authorizations [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		5.00%
Intangible assets other than goodwill		R$ 143,969	132,218
Brands and patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		186,869	146,279
Brands and patents [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		59,255	47,015
Brands and patents [member] | PetroChoice [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	125,175	96,826
Brands and patents [member] | Tirreno [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	2,439	2,438
Customer Relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 1,342,367	1,342,391
Customer Relationships [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 234,533	280,111
Customer Relationships [member] | Moove [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	[3]	R$ 1,107,834	1,062,280
Customer Relationships [member] | Moove [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[3]	5.00%
Customer Relationships [member] | Moove [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[3]	30.00%
Other [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 78,932	104,724
Software license [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 220,084	90,162
Others [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		299,016	194,886
Contract of supply [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 574,363	574,363
Contract of supply [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		5.00%
Intangible assets other than goodwill		R$ 574,363	R$ 574,363

[1]	Gas Distribution Concession Right: Intangible asset of the public gas distribution service concession, which represents the right to charge users for the supply of gas, composed of: (a) the concession rights recognized in the business combination and (b) the concession assets;
[2]	Railway Concession Right: Referring to Rumo's railway concession contract. The amount will be amortized until the end of the concession in 2079;
[3]	Authorization: Authorization for: (a) lubrication and contamination control solutions, (b) production and sale of lubricating oils, additives and fluids.